REAL ESTATE OWNED	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
REAL ESTATE OWNED

5.     REAL ESTATE OWNED

Real estate owned consisted of the following:

	September 30,
	2011	2010

Real estate acquired through foreclosure:
One-to-four family units	$1,262	$906
Multi-family	—	—
Land loans	87	202
Commercial real estate loans	56	240
Less allowance for losses	—	(167)

Real estate owned - net	$1,405	$1,181